Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investment Properties

Changes in investment properties for the years ended December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Land		Buildings		Construction-in- progress		Total
Acquisition cost	￦	340,790	￦	1,011,236	￦	74,208	￦	1,426,234
Less: Accumulated depreciation		—		(324,164)		—		(324,164)

Beginning		340,790		687,072		74,208		1,102,070
Acquisition		51		417		160,138		160,606
Disposal/Abandonment		(5,837)		(1,802)		—		(7,639)
Depreciation		—		(43,575)		—		(43,575)
Transfer		(32,254)		124,417		(155,581)		(63,418)

Ending	￦	302,750	￦	766,529	￦	78,765	￦	1,148,044

Acquisition cost	￦	302,750	￦	1,119,885	￦	78,765	￦	1,501,400
Less: Accumulated depreciation		—	￦	(353,356)		—	￦	(353,356)

(In millions of Korean won)	2017
	Land		Buildings		Construction-in- progress		Total
Acquisition cost	￦	302,750	￦	1,119,885	￦	78,765	￦	1,501,400
Less: Accumulated depreciation		—		(353,356)		—		(353,356)

Beginning		302,750		766,529		78,765		1,148,044
Acquisition		—		775		48,075		48,850
Disposal/Abandonment		(3,493)		(6,434)		—		(9,927)
Depreciation		—		(47,295)		—		(47,295)
Transfer from(to) property, plant and equipment		64,449		(1,793)		(1,184)		61,472
Transfer and others		(6,916)		80,986		(85,683)		(11,613)

Ending	￦	356,790	￦	792,768	￦	39,973	￦	1,189,531

Acquisition cost	￦	358,358	￦	1,191,687	￦	39,973	￦	1,590,018
Less: Accumulated depreciation (include. Accumulated impairment)		(1,568)		(398,919)		—		(400,487)

Summary of Investment Properties Provided as Collateral

Details of investment properties provided as collateral as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Carrying amount		Secured amount		Related account	Related amount
Buildings	￦	711,989	￦	98,543	Deposits	￦	84,334
Land and Buildings	￦	8,035	￦	7,891	Borrowings	￦	5,260

(In millions of Korean won)	2017
	Carrying amount		Secured amount		Related account	Related amount
Buildings	￦	772,708	￦	104,861	Deposits	￦	90,150
Land and Buildings	￦	7,897	￦	7,905	Borrowings	￦	5,270